UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III       New York, New York       August 16, 2010
-----------------------------      -------------------      ----------------
       [Signature]                    [City, State]               [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          31
                                               -------------

Form 13F Information Table Value Total:         $272,796
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE


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                                                                          FORM 13F INFORMATION TABLE
            COLUMN 1        COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7            COLUMN 8
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED   NONE

ADA ES INC                  COM             005208103      185    34,923 SH       SOLE                    34,923
AGL RES INC                 COM             001204106    5,893   164,522 SH       SOLE                   164,522
ALLIANT ENERGY CORP         COM             018802108    9,949   313,462 SH       SOLE                   313,462
AMERICAN WTR WKS CO INC NEW COM             030420103    8,324   404,094 SH       SOLE                   404,094
ARCH COAL INC               COM             039380100    1,030    52,000 SH       SOLE                    52,000
BUCYRUS INTL INC NEW        COM             118759109    1,305    27,500 SH       SOLE                    27,500
CALPINE CORP                COM NEW         131347304   14,004 1,100,943 SH       SOLE                 1,100,943
CENTERPOINT ENERGY INC      COM             15189T107   15,068 1,145,000 SH       SOLE                 1,145,000
COOPER INDUSTRIES PLC       SHS             G24140108    3,583    81,438 SH       SOLE                    81,438
DOMINION RES INC VA NEW     COM             25746U109   27,110   699,792 SH       SOLE                   699,792
EMPIRE DIST ELEC CO         COM             291641108    3,082   164,172 SH       SOLE                   164,172
ENTERGY CORP NEW            COM             29364G103   28,048   391,618 SH       SOLE                   391,618
FLOWSERVE CORP              COM             34354P105    2,001    23,600 SH       SOLE                    23,600
GREAT PLAINS ENERGY INC     UNIT 06/15/2042 391164803   16,282   272,500 SH       SOLE                   272,500
GREENBRIER COS INC          COM             393657101    1,059    94,540 SH       SOLE                    94,540
HAWAIIAN ELEC INDUSTRIES    COM             419870100   10,814   474,724 SH       SOLE                   474,724
IDACORP INC                 COM             451107106   11,578   348,016 SH       SOLE                   348,016
INSITUFORM TECHNOLOGIES INC CL A            457667103    3,538   172,735 SH       SOLE                   172,735
ITC HLDGS CORP              COM             465685105    7,573   143,130 SH       SOLE                   143,130
KANSAS CITY SOUTHERN        COM NEW         485170302    2,955    81,298 SH       SOLE                    81,298
LACLEDE GROUP INC           COM             505597104    2,883    87,030 SH       SOLE                    87,030
NATIONAL FUEL GAS CO N J    COM             636180101   13,938   303,785 SH       SOLE                   303,785
NORTHWEST NAT GAS CO        COM             667655104    2,710    62,200 SH       SOLE                    62,200
OGE ENERGY CORP             COM             670837103   14,800   404,825 SH       SOLE                   404,825
PEABODY ENERGY CORP         COM             704549104      978    25,000 SH       SOLE                    25,000
PPL CORP                    COM             69351T106   34,658 1,389,100 SH       SOLE                 1,389,100
SEMPRA ENERGY               COM             816851109   14,356   306,808 SH       SOLE                   306,808
UGI CORP NEW                COM             902681105    8,782   345,212 SH       SOLE                   345,212
UNION PAC CORP              COM             907818108    2,566    36,920 SH       SOLE                    36,920
URS CORP NEW                COM             903236107    2,281    57,955 SH       SOLE                    57,955
WABASH NATL CORP            COM             929566107    1,463   205,800 SH       SOLE                   205,800

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